Financial assets and other receivables - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total financial assets	$ 379,907	$ 384,566
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	8,162	72,866
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	5,202	16,514
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	232,479	70,755
Other receivables
Disclosure of financial assets [line items]
Total financial assets	10,889	7,784
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	94,852	216,647
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	28,323
Amortised cost
Disclosure of financial assets [line items]
Total financial assets	374,363	314,964
Amortised cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	2,618	3,264
Amortised cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	5,202	16,514
Amortised cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	232,479	70,755
Amortised cost | Other receivables
Disclosure of financial assets [line items]
Total financial assets	10,889	7,784
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	94,852	216,647
Amortised cost | Restricted cash
Disclosure of financial assets [line items]
Total financial assets	28,323
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	5,544	69,602
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 5,544	$ 69,602